Customer deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits from customers [abstract]
Schedule of customer deposits

Customer deposits [1]
in EUR million	2023	2022
Current accounts / Overnight deposits	221,773	260,350
Savings accounts	334,296	329,531
Time deposits	92,154	48,524
Other	2,053	2,395
	650,276	640,799
1 ING changed the presentation of customer deposits as of 2023. The comparative figure for 2022 has been updated accordingly.

Schedule of customer deposits by type

Customer deposits by type
	Netherlands		Rest of the world		Total
in EUR million	2023	2022	2023	2022	2023	2022
Non-interest bearing	239	2,332	25,316	24,229	25,556	26,561
Interest bearing [1]	232,548	231,914	392,172	382,324	624,720	614,238
	232,788	234,246	417,488	406,552	650,276	640,799
1Interest bearing includes current accounts which are not remunerated, however ING holds the contractual right to revise.